Cash, cash equivalents and financial assets - Disclosure of Reconciliation of Changes in Loss Allowance and Explanation of Changes in Gross Carrying Amount for Financial Instruments (Details) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Beginning balance, current investments	€ 21,851	€ 17,260	€ 16,080
Short-term investments, acquisitions	0	3,950	0
Short-term investments, disposals	(9,329)	0	0
Short-term investments, variation of fair value through the consolidated statement of income (loss)	850	1,010	268
Short-term investments, variation of accrued interest	119	174	0
Short-term investments, foreign currency effect	884	(544)	912
Ending balance, current investments	14,375	21,851	17,260
Beginning balance, non-current financial assets	9,796	35,119	39,878
Non-current financial assets, acquisitions	0	0	0
Non-current financial assets, disposals	(261)	(26,718)	(3,000)
Non-current financial assets, variation of fair value through the consolidated statement of income (loss)	485	582	(1,640)
Non-current financial assets, variation of accrued interest	261	817	(118)
Non-current financial assets, foreign currency effect	0	0	0
Ending balance, non-current financial assets	10,281	9,796	35,119
Beginning balance, total	31,647	52,379	55,958
Total, acquisitions	0	3,950	0
Total, disposals	(9,590)	(26,718)	(3,000)
Total, variation of fair value through the consolidated statement of income (loss)	1,335	1,592	(1,372)
Total, variance of accrued interest	380	991	(118)
Total, foreign currency effect	884	(544)	912
Ending balance, total	€ 24,656	€ 31,647	€ 52,379